UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-09357

JNLNY Variable Fund I LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2006 – September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNLNY Variable Fund I LLC (Unaudited)
Schedule of Investments (in thousands)
September 30, 2006

JNL/Mellon Capital Management Dow(SM) 10 Fund (NY)
COMMON STOCKS - 99.6%	Shares	Value
BASIC MATERIALS - 8.3%
Chemicals - 8.3%
EI Du Pont de Nemours & Co.	46	$1,985

COMMUNICATIONS - 21.2%
Telecommunications - 21.2%
AT&T Inc.	80	2,617
Verizon Communications Inc.	65	2,426
		5,043
CONSUMER, CYCLICAL - 14.1%
Automobiles - 14.1%
General Motors Corp. (c)	101	3,371

CONSUMER, NON-CYCLICAL - 8.5%
Tobacco - 8.5%
Altria Group Inc.	26	2,023

FINANCIALS - 18.3%
Diversified Financial Services - 18.3%
Citigroup Inc.	41	2,015
JPMorgan Chase & Co.	50	2,329
		4,344
HEALTH CARE - 20.9%
Pharmaceuticals - 20.9%
Merck & Co. Inc.	62	2,593
Pfizer Inc.	84	2,393
		4,986
INDUSTRIALS - 8.3%
Manufacturing - 8.3%
General Electric Corp.	56	1,986
Total Common Stocks (cost $20,400)		23,738

SHORT TERM INVESTMENTS - 14.7%
Money Market Fund - 0.2%
JNL Money Market Fund, 5.07% (a) (d)	53	53

Securities Lending Collateral - 14.5%
Mellon GSL Delaware Business Trust Collateral Fund (d)	3,446	3,446
Total Short Term Investments (cost $3,499)		3,499

Total Investments - 114.3% (cost $23,899)		27,237
Other Assets and Liabilities, Net - (14.3%)		-3,411
Total Net Assets - 100%		$23,826

JNL/Mellon Capital Management Dow(SM) Dividend Fund (NY)
COMMON STOCKS - 98.9%
BASIC MATERIALS - 4.4%
Forest Products & Paper - 4.4%
MeadWestvaco Corp.	22	578

COMMUNICATIONS - 4.1%
Telecommunications - 4.1%
Alltel Corp.	10	533

CONSUMER, CYCLICAL - 8.0%
Automobiles - 8.0%
General Motors Corp. (c)	31	1,047

ENERGY - 16.0%
Oil & Gas - 16.0%
Chevron Corp.	11	699
Marathon Oil Corp.	10	771
NiSource Inc.	29	634
		2,104
FINANCIALS - 34.6%
Banks - 34.6%
BB&T Corp.	15	639
Colonial BancGroup Inc.	26	629
Comerica Inc.	11	608
KeyCorp.	19	695
National City Corp.	18	666
Regions Financial Corp.	18	659
SunTrust Banks Inc.	8	649
		4,545
HEALTH CARE - 5.7%
Pharmaceuticals - 5.7%
Pfizer Inc.	26	743

UTILITIES - 26.1%

Electric - 26.1%
Energy East Corp.	27	637
Entergy Corp.	9	696
FirstEnergy Corp.	12	697
Northeast Utilities	31	722
Pinnacle West Capital Corp.	15	666
		3,418
Total Common Stocks (cost $12,168)		12,968

SHORT TERM INVESTMENTS - 8.6%
Money Market Fund - 0.5%
JNL Money Market Fund, 5.07% (a) (d)	60	60

Securities Lending Collateral - 8.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,070	1,070
Total Short Term Investments (cost $1,130)		1,130

Total Investments - 107.5% (cost $13,298)		14,098
Other Assets and Liabilities, Net - (7.5%)		-979
Total Net Assets - 100%		$13,119

JNL/Mellon Capital Management Global 15 Fund (NY)
COMMON STOCKS - 97.8%
COMMUNICATIONS - 25.1%
Telecommunications - 25.1%
AT&T Inc.	71	$2,295
BT Group Plc	452	2,266
Verizon Communications Inc.	57	2,129
Vodafone Group Plc	701	1,606
		8,296
CONSUMER, CYCLICAL - 20.8%
Airlines - 6.1%
Cathay Pacific Airways Ltd.	988	2,024

Automobiles - 14.7%
General Motors Corp. (c)	89	2,958
GKN Plc	349	1,879
		4,837
CONSUMER, NON-CYCLICAL - 12.7%
Commercial Services - 5.7%
COSCO Pacific Ltd. (c)	943	1,886

Food - 7.0%

Compass Group Plc	456	2,291

FINANCIALS - 25.9%
Banks - 6.1%
BOC Hong Kong Holdings Ltd.	898	2,017

Diversified Financial Services - 5.8%
Citic Pacific Ltd.	623	1,919

Insurance - 6.8%
Royal & Sun Alliance Insurance Group	800	2,232

Real Estate - 7.2%
Hang Lung Properties Ltd.	1,107	2,364

HEALTH CARE - 13.3%
Pharmaceuticals - 13.3%
Merck & Co. Inc.	54	2,276
Pfizer Inc.	74	2,100
		4,376
Total Common Stocks (cost $26,831)		32,242

SHORT TERM INVESTMENTS - 14.1%
Money Market Fund - 2.0%
JNL Money Market Fund, 5.07% (a) (d)	670	670

Securities Lending Collateral - 12.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	3,968	3,968
Total Short Term Investments (cost $4,638)		4,638

Total Investments - 111.9% (cost $31,469)		36,880
Other Assets and Liabilities, Net - (11.9%)		-3,921
Total Net Assets - 100%		$32,959

JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)
COMMON STOCKS - 101.0%
COMMUNICATIONS - 26.7%
Internet - 24.0%
Google Inc. - Class A (b)	2	619

Wireless Telecommunications - 2.7%
NII Holdings Inc. - Class B (b)	1	69

ENERGY - 1.1%
Oil & Gas - 1.1%
Patterson-UTI Energy Inc.	1	28

HEALTH CARE - 34.3%
Biotechnology - 22.4%
Amgen Inc. (b)	8	579

Pharmaceuticals - 11.9%
Express Scripts Inc. (b)	1	82
Gilead Sciences Inc. (b)	3	226
		308
INDUSTRIALS - 2.3%
Transportation - 2.3%
CH Robinson Worldwide Inc.	1	61

TECHNOLOGY - 36.5%
Computers - 20.0%
Apple Computer Inc. (b)	6	457
SanDisk Corp. (b)	1	60
		517
Semiconductors - 4.6%
Lam Research Corp. (b)	1	44
Nvidia Corp. (b)	2	74
		118
Software - 11.9%
Adobe Systems Inc. (b)	3	122
Autodesk Inc. (b)	2	58
Citrix Systems Inc. (b)	1	44
Intuit Inc. (b)	3	84
		308
Total Common Stocks (cost $2,552)		2,607

SHORT TERM INVESTMENTS - 1.7%
Money Market Fund - 1.7%
JNL Money Market Fund, 5.07% (a) (d)	44	44
Total Short Term Investments (cost $44)		44

Total Investments - 102.7% (cost $2,596)		2,651
Other Assets and Liabilities, Net - (2.7%)		-69
Total Net Assets - 100%		$2,582

JNL/Mellon Capital Management S&P® 10 Fund (NY)

COMMON STOCKS - 99.5%
CONSUMER, NON-CYCLICAL - 10.1%
Commercial Services - 10.1%
McKesson Corp.	49	$2,572

ENERGY - 41.1%
Oil & Gas - 41.1%
Halliburton Co.	81	2,312
Hess Corp. (c)	60	2,469
Marathon Oil Corp.	41	3,176
Valero Energy Corp.	49	2,513
		10,470
FINANCIALS - 20.8%
Diversified Financial Services - 11.4%
Lehman Brothers Holdings Inc.	39	2,902

Insurance - 9.3%
Aon Corp.	70	2,378

HEALTH CARE - 17.2%
Healthcare Providers & Services - 8.3%
Aetna Inc.	53	2,111

Pharmaceuticals - 8.9%
Express Scripts Inc. (b)	30	2,273

INDUSTRIALS - 10.3%
Transportation - 10.3%
Burlington Northern Santa Fe Corp.	36	2,612
Total Common Stocks (cost $24,540)		25,318

SHORT TERM INVESTMENTS - 2.1%
Money Market Fund - 0.5%
JNL Money Market Fund, 5.07% (a) (d)	130	130

Securities Lending Collateral - 1.6%
Mellon GSL Delaware Business Trust Collateral Fund (d)	400	400
Total Short Term Investments (cost $530)		530

Total Investments - 101.6% (cost $25,070)		25,848
Other Assets and Liabilities, Net - (1.6%)		-409
Total Net Assets - 100%		$25,439

JNL/Mellon Capital Management S&P® 24 Fund (NY)
COMMON STOCKS - 99.6%
CONSUMER, CYCLICAL - 13.4%
Apparel - 6.0%
Nike Inc. - Class B	1	73

Beverages - 1.4%
Brown-Forman Corp. - Class B	-	17

Retail - 6.0%
RadioShack Corp.	1	11
Yum! Brands Inc.	1	63
		74
CONSUMER, NON-CYCLICAL - 21.5%
Commercial Services - 10.1%
Moody's Corp.	2	113
Robert Half International Inc.	-	11
		124
Cosmetics & Personal Care - 8.8%
Colgate-Palmolive Co.	2	108

Household Products - 2.6%
Clorox Co.	1	32

ENERGY - 3.3%
Oil & Gas - 3.3%
BJ Services Co.	1	22
Sunoco Inc.	-	19
		41
FINANCIALS - 12.6%
Insurance - 12.6%
Progressive Corp.	5	113
Safeco Corp.	1	42
		155
HEALTH CARE - 13.2%
Pharmaceuticals - 13.2%
Express Scripts Inc. (b)	1	64
Forest Laboratories Inc. (b)	2	98
		162
INDUSTRIALS - 13.5%
Diversified Machinery - 1.6%
Rockwell Automation Inc.	-	20

Electronics - 2.9%
Applera Corp. - Applied Biosystems Group	1	36

Manufacturing - 9.0%
3M Corp.	1	110

TECHNOLOGY - 18.0%
Semiconductors - 8.9%
National Semiconductor Corp.	3	79
QLogic Corp. (b)	2	30
		109
Software - 9.1%
Intuit Inc. (b)	3	112

UTILITIES - 4.1%
Electric - 4.1%
Edison International Inc.	-	12
PPL Corp.	-	11
TXU Corp.	-	27
		50

Total Common Stocks (cost $1,209)		1,223

SHORT TERM INVESTMENTS - 0.4%
Money Market Fund - 0.4%
JNL Money Market Fund, 5.07% (a) (d)	5	5
Total Short Term Investments (cost $5)		5

Total Investments - 100.0% (cost $1,214)		1,228
Other Assets and Liabilities, Net - 0.0%		0
Total Net Assets - 100%		$1,228

JNL/Mellon Capital Management Value Line® 25 Fund (NY)
COMMON STOCKS - 100.1%
CONSUMER, CYCLICAL - 5.4%
Apparel - 1.4%
Guess ? Inc. (b) (c)	14	695

Distribution & Wholesale - 0.8%
Watsco Inc.	8	386

Retail - 3.2%
Chico's FAS Inc. (b) (c)	44	946

Dress Barn Inc. (b)	26	572
		1,518
ENERGY - 36.6%
Coal - 6.7%
Arch Coal Inc.	31	909
Peabody Energy Corp.	64	2,344
		3,253
Oil & Gas - 29.9%
BJ Services Co.	79	2,366
Chesapeake Enegy Corp. (c)	89	2,585
EOG Resources Inc.	59	3,821
Helix Energy Solutions Group Inc. (b) (c)	19	631
Hugoton Royalty Trust	5	139
Southwestern Energy Co. (b)	40	1,207
XTO Energy Inc.	88	3,720
		14,469
FINANCIALS - 3.4%
Insurance - 3.4%
WR Berkley Corp.	47	1,647

HEALTH CARE - 7.6%
Healthcare Providers & Services - 0.9%
LCA-Vision Inc. (c)	11	435

Pharmaceuticals - 6.7%
Biovail Corp.	39	593
Express Scripts Inc. (b)	35	2,673
		3,266
INDUSTRIALS - 6.4%
Electronics - 0.9%
Plexus Corp. (b)	22	426

Engineering & Construction - 2.2%
McDermott International Inc. (b)	26	1,087

Machinery - 3.3%
JLG Industries Inc.	25	493
Joy Global Inc.	29	1,109
		1,602
TECHNOLOGY - 40.7%
Computers - 33.9%
Apple Computer Inc. (b)	176	13,556
Intergraph Corp. (b)	10	433

SanDisk Corp. (b)	45	2,398
		16,387
Semiconductors - 5.1%
Nvidia Corp. (b)	83	2,464

Software - 1.7%
Cerner Corp. (b) (c)	19	843
Total Common Stocks (cost $49,168)		48,478

SHORT TERM INVESTMENTS - 13.3%
Money Market Fund - 0.2%
JNL Money Market Fund, 5.07% (a) (d)	89	89

Securities Lending Collateral - 13.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	6,364	6,364
Total Short Term Investments (cost $6,453)		6,453

Total Investments - 113.4% (cost $55,621)		54,931
Other Assets and Liabilities, Net - (13.4%)		-6,472
Total Net Assets - 100%		$48,459

Notes to the Schedules of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2006.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(d) Investments in affiliates.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York
Stock Exchange (“NYSE”) is open for trading. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-
counter market. Pursuant to procedures adopted by the Board of Managers (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”).
FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be “fair valued” pursuant to the approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Summary of Investments by Country:
	JNL/Mellon Capital
	Management
	Global 15 Fund (NY)

Hong Kong	31.00%
United Kingdom	31.2
United States	37.8
Total Investments	100.00%

Summary of Open Currency Contracts (in thousands):
Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund (NY)
GBP/USD	10/2/2006	37 GBP	69	-1
			69	-1

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)	CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the Registrant’s internal controls over financial reporting. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNLNY Variable Fund I LLC

By:	/s/ Robert A. Fritts
Robert A. Fritts
Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Financial Officer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Fritts
Robert A. Fritts
Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Financial Officer

Date:	November 22, 2006

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.